Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Material income and expense [abstract]
Results from the sale of assets and others, net	$ (230)	$ (149)		$ (2)
Restructuring costs	(48)	(72)		(45)
Impairment losses and remeasurement of assets held for sale	(64)	(62)		(151)
Remeasurement of pension liabilities		(8)
Charitable contributions	(5)	(5)		(7)
Other expenses, net	$ (347)	$ (296)	[1]	$ (205)	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.